Financial Liabilities - Disclosure of Sensitivity on the Expected Volatility (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Jan. 25, 2024	Apr. 17, 2023
Tranche A Warrants [Member]
Disclosure of financial liabilities [line items]
Expected volatility -5%	$ 4,007		$ 5,261
Expected volatility	4,218		5,280
Expected volatility +5%	4,660		$ 5,286
Tranche B Warrants [Member]
Disclosure of financial liabilities [line items]
Expected volatility -5%	2,058	$ 3,358
Expected volatility	2,167	3,534
Expected volatility +5%	$ 2,394	$ 3,711